CREDIT FROM BANKING INSTITUTIONS (Schedule of short term loans) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
Short-term loans - linked to the Mexican Pezo	$ 0	$ 114
Credit line utilized	0	0
Credit from banking institutions	$ 0	$ 114